UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                       Short Hills, NJ           11/12/04
  -----------------------              ---------------           --------
      [Signature]                      [City, State]               Date


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            --

Form 13F Information Table Entry Total:     65
                                            --

Form 13F Information Table Value Total:     $366,930
                                            --------
                                            (thousands)

List of Other Included Managers  NONE


       COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4             COLUMN 5    COLUMN 6    COLUMN 7         COLUMN 8
       ---------             --------        --------   --------             --------    --------    --------         --------
                                                                                                                     VOTING
                             TITLE OF                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER         AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
    --------------           --------         -----     --------   -------    ---- ----  ----------  --------  ----  ------  ----

Aspen Insurance Holdings Ltd. COM             G05384105    5,983     260,000   SH          SOLE                260,000
Aether Systems Inc.           COM             00808V105    2,482     747,500   SH          SOLE                747,500
Alleghany Corp. DEL           COM             017175100    4,457      16,331   SH          SOLE                 16,331
Andrew Corp.                  COM             034425108    5,998     490,000   SH          SOLE                490,000
Arch Wireless Inc             CL  A           039392709   10,025     348,954   SH          SOLE                348,954
Astoria Financial Corp        COM             046265104    4,259     120,000   SH          SOLE                120,000
BKF Capital Group, Inc.       COM             05548G102    4,328     147,700   SH          SOLE                147,700
Boise Cascade Corp.           COM             097383103   14,976     450,000   SH          SOLE                450,000
Brazil FD Inc.                COM             105759104    4,652     175,800   SH          SOLE                175,800
Bristol-Myers Squibb Co.      COM             110122108    3,314     140,000   SH          SOLE                140,000
CIT Group Inc.                COM             125581108    5,609     150,000   SH          SOLE                150,000
Charming Shoppes Inc          COM             161133103      570      80,000   SH          SOLE                 80,000
City Investing Co. Liq Tr     Unit Ben Int    177900107      711     362,600   SH          SOLE                362,600
Conseco Inc.                  PFD B CV 5.50%  208464867    2,462     100,000   SH          SOLE                100,000
Conseco Inc                   COM NEW         208464883   19,448   1,101,273   SH          SOLE              1,101,273
Crown Holdings Inc            COM             228368106   10,310   1,000,000   SH          SOLE              1,000,000
DPL Inc.                      COM             233293109    1,029      50,000   SH          SOLE                 50,000
DST Systems, Inc.             COM             233326107   22,235     500,000   SH          SOLE                500,000
Del Monte Foods Company       COM             24522P103    1,049     100,000   SH          SOLE                100,000
Dillards Inc.                 CL A            254067101    2,369     120,000   SH          SOLE                120,000
Duckwall-Alco Stores, Inc.    COM             264142100    1,850     117,456   SH          SOLE                117,456
Edison International          COM             281020107    4,639     175,000   SH          SOLE                175,000
Enstar Group Inc GA           COM             29358R107    5,091     102,715   SH          SOLE                102,715
Florida East Coast            COM             340632108   15,099     402,100   SH          SOLE                402,100
Industries Inc.
Franklin Bank Corp. DEL       COM             352451108    1,961     115,000   SH          SOLE                115,000
Friedman's Inc.               CL A            358438109      410     160,000   SH          SOLE                160,000
Gencorp Inc.                  COM             368682100    9,501     701,200   SH          SOLE                701,200
General Growth Pptys Inc.     COM             370021107      620      20,000   SH          SOLE                 20,000
Government Pptys Trust Inc.   COM             38374W107    1,425     150,000   SH          SOLE                150,000
Handleman Company             COM             410252100    2,066     101,000   SH          SOLE                101,000
Hawaiian Holdings, Inc.       COM             419879101    3,644     591,500   SH          SOLE                591,500
Hearst-Argyle Television,
  Inc.                        COM             422317107    6,113     250,000   SH          SOLE                250,000
Helmerich & Payne Inc.        COM             423452101   15,636     545,000   SH          SOLE                545,000
Highland Hospitality Corp.    COM             430141101    1,710     150,000   SH          SOLE                150,000
Hollywood Entertainment Corp. COM             436141105      987     100,000   SH          SOLE                100,000
Honeywell International Inc.  COM             438516106    8,965     250,000   SH          SOLE                250,000
IKON Office Solutions, Inc.   COM             451713101   13,763   1,145,000   SH          SOLE              1,145,000
Johnson & Johnson             COM             478160104    1,127      20,000   SH          SOLE                 20,000
Kmart Holding Corp.           COM             498780105    8,747     100,000   SH          SOLE                100,000
Knight Trading Group Inc.     COM             499063105    4,615     500,000   SH          SOLE                500,000
Liberty Corp.                 COM             530370105    2,190      55,100   SH          SOLE                 55,100
Liberty Media Corp. New       COM SER A       530718105    9,243   1,060,000   SH          SOLE              1,060,000
Lin TV Corp., Cl. A           CL A            532774106    3,906     200,500   SH          SOLE                200,500
Lydall, Inc.                  COM             550819106      856      92,000   SH          SOLE                 92,000
MI Devs Inc                   CL A SUB VTG    55304X104    3,223     127,400   SH          SOLE                127,400
MVC Capital Inc.              COM             553829102    2,606     278,100   SH          SOLE                278,100
Medallion Financial Corp.     COM             583928106    3,806     420,600   SH          SOLE                420,600
Montpelier RE Holdings LTD    SHS             G62185106   23,317     635,700   SH          SOLE                635,700
NUI Corp                      COM             629431107    1,294      97,000   SH          SOLE                 97,000
Noland Company                COM             655286102    1,618      37,664   SH          SOLE                 37,664
Noranda, Inc.                 COM             655422103    6,976     400,000   SH          SOLE                400,000
Novoste Corp.                 COM             67010C100      363     221,600   SH          SOLE                221,600
PNC Financial Services Group
  Inc.                        COM             693475105   18,935     350,000   SH          SOLE                350,000
Partners Trust Financial
  Group, Inc.                 COM             70213A103    2,577     248,754   SH          SOLE                248,754
Premcor Inc.                  COM             74045Q104    6,353     165,000   SH          SOLE                165,000
Providian Financial Corp.     NOTE 2/1        74406AAB8    4,590   9,000,000  PRN          SOLE              9,000,000
Quanta Capital Holdings Ltd.  COM             G7313F106    3,051     374,400   SH          SOLE                374,400
Retail Ventures, Inc.         COM             76128Y102    1,640     217,500   SH          SOLE                217,500
Rotech Healthcare Inc.        COM             778669101    3,250     162,500   SH          SOLE                162,500
Sears Roebuck & Co.           COM             812387108    1,594      40,000   SH          SOLE                 40,000
Southwest Gas Corp.           COM             844895102    2,184      91,200   SH          SOLE                 91,200
Sovereign Bancorp, Inc.       COM             845905108    3,928     180,000   SH          SOLE                180,000
Toys R Us Inc                 COM             892335100      887      50,000   SH          SOLE                 50,000
TYCO International Ltd. New   COM             902124106   20,696     675,000   SH          SOLE                675,000
United States Steel Corp.     COM             912909108    3,612      96,000   SH          SOLE                 96,000